Consolidated Statements of Comprehensive Loss (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (24)	$ (21)	$ (216)	$ (258)	$ (439)	$ (97)	$ (260)
Currency Translation Adjustment	(1)	0	1	1	(1)	0	3
Defined Benefit Pension Plan:
Actuarial loss for pension plan					(24)	(7)	(4)
Less: amortization of actuarial loss to periodic pension cost	2	0	3	0	3	2	2
Defined benefit pension plan					(21)	(5)	(2)
Cash Flow Hedges:
Unrealized loss on interest rate hedges					0	(11)	(10)
Less: interest rate hedge losses to interest expense	0	0	0	(1)	(1)	(19)	(23)
Less: de-designation of interest rate hedges to interest expense	0	0	0	(17)	(17)	0	0
Cash flow hedges	0	0	0	18	18	8	13
Other comprehensive income (loss), before tax	1	0	4	19	(4)	3	14
Income tax expense (benefit) related to items of other comprehensive income	0	0	1	8	(2)	1	0
Other comprehensive income (loss), net of tax	1	0	3	11	(2)	2	14
Comprehensive loss	(23)	(21)	(213)	(247)	(441)	(95)	(246)
Less: comprehensive income attributable to noncontrolling	(1)	(1)	(1)	(1)	(2)	(2)	(2)
Comprehensive loss attributable to Realogy Holdings	$ (24)	$ (22)	$ (214)	$ (248)	$ (443)	$ (97)	$ (248)